Income Tax Expense - Summary Of Net Deferred Tax assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Unused tax losses	$ 62,717	$ 36,797
Employee entitlements	1,294	650
Warranties	1,571	1,178
Lease liabilities	8,871	6,173
Other	3,987	5,262
Total deferred tax assets	78,440	50,060
Deferred tax liabilities
Right of use assets	(7,392)	(5,476)
Total deferred tax liabilities	(7,392)	(5,476)
Valuation allowance applied	(71,048)	(44,584)	$ (25,989)
Net deferred tax assets	$ 0	$ 0